Summary of significant accounting policies - Additional Information (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Cash insured	$ 250,000		$ 250,000
Cash balances in bank accounts, uninsured amount			1,070,000	3,200,000	1,167,000
Short-term investments minimum maturity			3 months
Short-term investments maximum maturity			1 year
Allowance for doubtful accounts	119,700		154,400	96,800
Advertising expense	42,000	70,000	187,500	86,700	14,900
Research and development costs reimbursed by government agencies	106,000	81,500	126,500	239,000	917,000
Noncontrolling Interest, Ownership Percentage by Parent			65.00%
Loss on Contracts	300,000
Cash Equivalents, at Carrying Value	19,817
Research And Development Arrangements With Government Agencies, Retainage Receivable	109,221		154,700
Number of Operating Segments	1		1
segment [Member]
Debt Instrument [Line Items]
Allowance for doubtful accounts	119,700		154,400
Research And Development Arrangements With Government Agencies, Retainage Receivable	$ 109,221
Ilios [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	65.00%		65.00%	67.40%	63.00%
Restricted stock | Ilios [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	63.70%